CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	June 30,	December 31,
	2020	2019
	Unaudited

Denominated in U.S. dollars	1,263	1,034
Denominated in NIS	1,583	129
Denominated in Euro	561	465

	3,407	1,628